Financial risk review - Schedule of Reconciliation of Changes in the Net Carrying Amount of Credit-Impaired Loans (Details) - Loans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit risk
Credit-impaired loans at beginning of the year	$ 8,461,987
Credit-impaired loans at end of year	9,158,236	$ 8,461,987
Carrying amount - principal
Credit risk
Credit-impaired loans at beginning of the year	8,461,987
Credit-impaired loans at end of year	9,158,236	8,461,987
Allowance
Credit risk
Credit-impaired loans at beginning of the year	78,158
Recoveries	621	1,135
Credit-impaired loans at end of year	93,808	78,158
Credit-impaired securities at the beginning of the year	0	0
Change in allowance for ECL	0	(331)
Recoveries	0	331
Credit-impaired securities at end of year	0	0
Financial instruments credit-impaired | Carrying amount - principal
Credit risk
Credit-impaired loans at beginning of the year	12,483	6,898
Classified as credit-impaired during the year	10,327	1,472
Change in allowance for ECL	4,720	2,832
Interest income	828	146
Recoveries	621	1,135
Credit-impaired loans at end of year	$ 28,979	$ 12,483